Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per ordinary share - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$ (3,508,000)	$ (7,479,000)		$ (23,746,000)	$ (625,000)	$ (7,189,000)
CIK0001816090 FTAC Olympus Acquisition Corp.
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	18,612		$ 25,407
Net Earnings	$ 18,612		$ 25,407
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted (in Shares)	75,474,376		75,376,489
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares (in Dollars per share)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$ (9,048,908)		$ (9,153,540)
Redeemable Net Earnings	(18,612)		(25,407)
Non-Redeemable Net Loss	$ (9,067,520)		$ (9,178,947)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class A and B Ordinary Shares, Basic and Diluted (in Shares)	21,581,094		20,766,410
Loss/Basic and Diluted Non-Redeemable Class A and B Ordinary Shares (in Dollars per share)	$ (0.42)		$ (0.44)